Components of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Finished goods	$ 11,039	$ 26,305
Work in process	55,988	37,342
Raw materials	43,135	24,792
Inventory, Net	$ 110,162	$ 88,439